UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 1, 2013 to March 31, 2013

             Commission File Number of issuing entity:  333-166449-01

Nissan Master Owner Trust Receivables
(Exact name of issuing entity as specified in its charter)

             Commission File Number of depositor:  333-166449

Nissan Wholesale Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

51-6538952
(I.R.S. Employer Identification No.)

           c/o Wilmington Trust, National Association, Rodney Square North,
           1100 North Market Street, Wilmington, Delaware
          (Address of principal executive offices of the issuing entity)                                   19890
                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2012-B Notes	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Master Owner Trust Receivables are set forth in the attached Monthly Servicer’s Statement.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from March 1, 2013 to March 31, 2013.  The Securitizer filed a Form ABS-15G on February 5, 2013.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Statement for the month of March 2013 – Nissan Master Owner Trust Receivables, Series 2012-B.

(b)	Exhibits:	99.1 Monthly Servicer’s Statement for the month of March 2013 – Nissan Master Owner Trust Receivables, Series 2012-B.

99.2 Monthly Servicer’s Certificate for the month of March 2013 – Nissan Master Owner Trust Receivables, Series 2012-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II
Date: April 26, 2013	By: /s/ Shishir Bhushan Shishir Bhushan, Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Statement for the month of March 2013 – Nissan Master Owner Trust Receivables, Series 2012-B.

99.2	Monthly Servicer’s Certificate for the month of March 2013 – Nissan Master Owner Trust Receivables, Series 2012-B.